POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
POST-EMPLOYMENT BENEFITS	POST-EMPLOYMENT BENEFITS
The partnership maintains several defined benefit pension plans within its industrials and infrastructure services segments. These plans are administered in various countries, the most significant of which is in the United States. These benefits are provided through various insurance companies and the estimated net post-employment benefit costs are accrued during the employees’ credited service periods.
The following table shows the changes in the present value of the defined benefit pension plan obligation and the fair values of plan assets as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Changes in defined benefit obligation
Defined benefit obligation at beginning of year	$3,034	$3,308
Defined benefit obligation through business combinations	159	107
Service cost	38	33
Interest cost	78	67
Participant contributions	2	2
Foreign currency exchange translation	(4)	(218)
Actuarial (gain) loss due to financial assumption changes	(853)	(123)
Actuarial (gain) loss due to demographic assumption changes	(4)	15
Actuarial experience adjustments	51	16
Benefits paid from plan assets	(127)	(157)
Benefits paid from employer	(20)	(16)
Defined benefit obligation at end of year	$2,354	$3,034

Changes in fair value of plan assets
Fair value of plan assets at beginning of year	$(2,400)	$(2,391)
Fair value of plan assets through business combinations	(150)	(7)
Interest income	(63)	(47)
Loss (return) on plan assets (excluding interest income)	687	(225)
Foreign currency exchange translation	55	152
Employer contributions	(43)	(64)
Participant contributions	(2)	(2)
Employer direct settlements	(1)	1
Benefits paid from plan assets	128	157
Benefits paid from employer	15	16
Administrative expenses paid from plan assets	10	10
Fair value of plan assets at end of year	$(1,764)	$(2,400)
Net asset at end of year	$—	$(75)
Net liability at end of year	$590	$709
In addition to the defined benefit pension plan obligation, the partnership also recorded other post-employment benefits with a net liability carrying value of $52 million as at December 31, 2022 (2021: $62 million).
The net liabilities for the defined benefit pension plan and post-employment plan are recorded within accounts payable and other in the consolidated statements of financial position.
The following table summarizes the defined benefit pension plan obligation and the fair value of plan assets by geography as at December 31, 2022:

(US$ MILLIONS)	United States	Canada	Other	Total
Defined benefit obligation	$1,729	$65	$560	$2,354
Fair value of plan assets	(1,348)	(52)	(364)	(1,764)
Net liability	$381	$13	$196	$590
The following table summarizes the defined benefit pension plan obligation and the fair value of plan assets by geography as at December 31, 2021:

(US$ MILLIONS)	United States	Canada	Other	Total
Defined benefit obligation	$2,216	$20	$798	$3,034
Fair value of plan assets	(1,867)	—	(533)	(2,400)
Net liability	$349	$20	$265	$634
The following tables summarize the amounts recognized in respect of these defined benefit pension plans during the years ended December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Amounts recognized in profit and loss
Current service cost	$38	$41
Past service cost	—	(8)
Net interest expense	15	20
Administrative expense	10	10
Total expense recognized in profit and loss	$63	$63

Amounts recognized in other comprehensive income
Loss (return) on plan assets (excluding net interest expense)	$687	$(225)
Actuarial (gain) loss due to demographic assumption changes	(4)	15
Actuarial (gain) loss due to financial assumption changes	(853)	(123)
Actuarial experience adjustments	51	16
Total expense (gain) recognized in other comprehensive income	$(119)	$(317)
Total expense (gain) recognized in comprehensive income	$(56)	$(254)
For the year ended December 31, 2022, the partnership recorded other post-employment benefits which contributed a total gain recognized in other comprehensive income of $8 million (2021: total gain of $28 million).
The expense recorded in profit and loss is recognized within general and administrative expenses in the consolidated statements of operating results.
The defined benefit pension plans expose the partnership to certain actuarial risks such as investment risk, interest rate risk and compensation risk. The present value of the defined benefit pension plan obligation is calculated using a discount rate. If the return on plan assets is below this rate, a plan deficit occurs. The partnership mitigates this investment risk by establishing a sound investment policy to be followed by the investment manager. The investment policy requires plan assets to be invested in a diversified portfolio and is set based on both asset return and local statutory requirements. A change in interest and compensation rates will also affect the defined benefit obligation. A sensitivity analysis of the discount rate and compensation rate is provided below.
The following table summarizes the fair value of plan assets by category and level in the fair value hierarchy as at December 31, 2022:

(US$ MILLIONS)	Level 1	Level 2 (1)	Level 3	Total
Cash and cash equivalents	$46	$4	$—	$50
Equity instruments	68	636	—	704
Debt instruments	179	673	20	872
Real estate	1	98	—	99
Investment funds	—	14	—	14
Fixed insurance contracts	14	$11	—	25
Total plan assets	$308	$1,436	$20	$1,764
____________________________________
(1)Level 2 assets represent the net asset value of the underlying assets held within investment funds valued by independent third party fund administrators.
The following table summarizes the fair value of plan assets by category and level in the fair value hierarchy as at December 31, 2021:

(US$ MILLIONS)	Level 1	Level 2 (1)	Level 3 (2)	Total
Cash and cash equivalents	$45	$7	$—	$52
Equity instruments	69	833	—	902
Debt instruments	275	943	105	1,323
Real Estate	—	106	—	106
Fixed insurance contracts	16	1	—	17
Total plan assets	$405	$1,890	$105	$2,400
____________________________________
(1)Level 2 assets represent the net asset value of the underlying assets held within investment funds valued by independent third party fund administrators.
(2)Level 3 assets consist of insurance rights and equity and debt instruments held within an investment fund. The assets are valued using non-observable inputs by the plan administrator.
Significant Assumptions
The partnership annually re-evaluates assumptions and estimates used in projecting the defined benefit obligation. These assumptions and estimates may affect the carrying value of the defined benefit liabilities in the partnership’s consolidated statements of financial position. The significant actuarial assumptions adopted are as follows:

	2022	2021
Discount rate	0.2% to 7.9%	0.2% to 8.0%
Rate of compensation increase	0.5% to 5.0%	0.0% to 5.0%
These assumptions have a significant impact on the defined benefit liabilities reported in the consolidated statements of financial position. The following table presents a sensitivity analysis of each assumption with the related impact on these liabilities as at December 31, 2022:

(US$ MILLIONS, except as noted)	Percentage increase	Impact on liability	Percentage decrease	Impact on liability
Discount rate	1%	$(200)	1%	$241
Rate of compensation increase	1%	$19	1%	$(18)
The following table presents a sensitivity analysis of each assumption with the related impact on these liabilities as at December 31, 2021:

(US$ MILLIONS, except as noted)	Percentage increase	Impact on liability	Percentage decrease	Impact on liability
Discount rate	1%	$(387)	1%	$473
Rate of compensation increase	1%	$38	1%	$(34)
The sensitivity analysis above has been determined based on reasonably possible changes of the respective assumptions occurring as at December 31, 2022 and December 31, 2021, while holding all other assumptions constant. These analyses may not be representative of the actual change in the defined benefit obligations as it is unlikely that the change in assumptions would occur in isolation of one another.
The following table summarizes the undiscounted future planned benefit payments under the partnership’s defined benefit plans as at December 31, 2022:

(US$ MILLIONS)	Future Planned Benefit Payments
2023	$135
2024	136
2025	139
2026	141
2027	144
Thereafter	4,030
Total	$4,725